CONDENSED CONSOLIDATED INCOME STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Interest income	£ 14,069	£ 14,094
Interest expense	(6,944)	(7,548)
Net interest income	7,125	6,546
Fee and commission income	1,316	1,202
Fee and commission expense	(688)	(597)
Net fee and commission income	628	605
Net trading income	265	150
Other operating income	1,827	1,534
Other income	2,720	2,289
Total income	9,845	8,835
Operating expenses	(5,677)	(5,635)
Impairment	(612)	(442)
Profit before tax	3,556	2,758
Tax expense	(905)	(818)
Profit after tax	2,651	1,940
Profit attributable to ordinary shareholders	2,436	1,709
Profit attributable to other equity holders	213	215
Profit attributable to equity holders	2,649	1,924
Profit attributable to non-controlling interests	£ 2	£ 16